MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Restructuring And Related Costs [Line Items]
Manufacturing facility closures, restructuring and other related charges	$ 7,060	$ 1,359	$ 2,408
Restructurings in 2018, 2017 and 2016
Schedule Of Restructuring And Related Costs [Line Items]
Impairment of property, plant and equipment	4,839	289	3,018
Impairment of intangibles	0	0	379
Equipment relocation	0	147	711
Revaluation and impairment of inventories	1,297	163	1,420
Termination benefits and other labor related costs	1,043	2	1,765
Restoration and idle facility costs	268	308	3,787
Insurance proceeds	0	0	(9,793)
Professional fees	31	87	942
Other (recoveries) costs	(418)	363	179
Manufacturing facility closures, restructuring and other related charges	$ 7,060	$ 1,359	$ 2,408